Provisions, contingent assets and contingent liabilities (Details 2) - Guarantees Of Contingencies Provisions And Legal Obligations [Member] - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Deposits in guarantee (Note 18a)	R$ 13,277	R$ 13,001
Investments fund quotas	574	615
Surety	5,683	5,262
Insurance bond	21,011	19,256
Guarantee by government securities	325	292
Total	40,870	R$ 38,426
Civil [Member]
IfrsStatementLineItems [Line Items]
Deposits in guarantee (Note 18a)	1,900
Investments fund quotas	448
Surety	67
Insurance bond	1,836
Total	4,251
Labour [Member]
IfrsStatementLineItems [Line Items]
Deposits in guarantee (Note 18a)	2,074
Investments fund quotas	107
Surety	56
Insurance bond	1,552
Total	3,789
Tax [Member]
IfrsStatementLineItems [Line Items]
Deposits in guarantee (Note 18a)	9,303
Investments fund quotas	19
Surety	5,560
Insurance bond	17,623
Guarantee by government securities	325
Total	R$ 32,830